Employee Benefit Plans - Obligation and Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in projected benefit obligations:
Actuarial (gain) loss	$ 42.6	$ (40.8)
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	283.6	326.2
Change in projected benefit obligations:
Benefit obligations at beginning of year	326.6	296.3
Service cost	0.9	0.7
Interest cost	11.8	12.8
Actuarial (gain) loss	(42.6)	40.8
Plan amendments		0.2
Plan curtailment and settlements	(0.4)	(12.9)
Benefits paid	(12.3)	(11.5)
Currency translation adjustment		0.2
Benefit obligations at end of year	284.0	326.6
Change in plan assets:
Fair value of plan assets at beginning of year	219.9	190.2
Actual return on plan assets	23.9	27.0
Employer contributions	3.5	14.0
Benefits paid	(12.3)	(11.5)
Currency translation adjustment		0.2
Plan assets at end of year	235.0	219.9
Funded status, net	(49.0)	(106.7)
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	(49.0)	(106.7)
Successor [Member] | Other long-Term Assets [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	0.6	0.3
Successor [Member] | Accrued Expenses and Other Current Liabilities [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet		(1.1)
Successor [Member] | Pension and Other Post-retirement Liabilities [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	$ (49.6)	$ (105.9)